Prepaid Expenses (Tables)	12 Months Ended
Jun. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses
	June 30, 2019	June 30, 2018
Rent	$-	$9,200
Research and development	-	20,800
Insurance	451,500	345,700
Legal	7,500	10,000
Other	61,800	41,200
Total	$520,800	$426,900